CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUES	$ 306,064	$ 335,138	$ 616,171	$ 647,848
COST OF REVENUES	252,657	256,610	499,613	503,155
GROSS PROFIT	53,407	78,528	116,558	144,693
OPERATING COSTS AND EXPENSES:
Research and development	18,812	18,173	37,980	36,439
Marketing, general and administrative	16,838	16,115	33,479	32,109
TOTAL OPERATING COSTS AND EXPENSES	35,650	34,288	71,459	68,548
OPERATING PROFIT	17,757	44,240	45,099	76,145
FINANCING AND OTHER INCOME (EXPENSE), NET	947	(5,453)	1,672	(9,222)
PROFIT BEFORE INCOME TAX	18,704	38,787	46,771	66,923
INCOME TAX BENEFIT (EXPENSE), NET	1,018	(2,778)	(649)	(3,733)
NET PROFIT	19,722	36,009	46,122	63,190
Net loss attributable to non-controlling interest	1,214	1,733	1,030	670
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 20,936	$ 37,742	$ 47,152	$ 63,860
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.20	$ 0.38	$ 0.45	$ 0.65
Weighted average number of ordinary shares outstanding	106,321	98,888	105,829	98,693
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.20	$ 0.37	$ 0.44	$ 0.63
Net profit used for diluted earnings per share	$ 20,936	$ 37,742	$ 47,152	$ 63,860
Weighted average number of ordinary shares outstanding used for diluted earnings per share	107,178	101,066	107,078	101,090